FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	$ 12,426	$ 5,962
Policy loans	276	390
Other invested assets, excluding derivatives and separately managed accounts	1,089	279
Policyholders’ account balances – investment contracts, excluding embedded derivative	83,079	24,939
Notes payable	189	174
Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	18,918	9,778
Total financial liabilities	258	413
Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	51,086	16,643
Total financial liabilities	1,081	994
Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	11,190	4,662
Total financial liabilities	4,815	961
Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	12,426	5,962
Private loans, net of allowance	5,204	1,198
Policy loans	276	390
Total financial assets	98,297	39,095
Corporate and subsidiary borrowings	4,351	3,569
Total financial liabilities	10,725	6,137
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	12,240	5,683
Private loans, net of allowance	5,320	855
Policy loans	276	390
Total financial assets	98,229	38,473
Corporate and subsidiary borrowings	4,371	3,567
Total financial liabilities	10,745	6,135
Recurring | Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	0	0
Policy loans	0	0
Deposit assets	0
Other invested assets, excluding derivatives and separately managed accounts	0	0
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Corporate and subsidiary borrowings	0	133
Notes payable	0	0
Recurring | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	153	0
Policy loans	0	0
Deposit assets	0
Other invested assets, excluding derivatives and separately managed accounts	408	0
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	6,001
Corporate and subsidiary borrowings	0	249
Notes payable	0	0
Recurring | Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	12,240	5,683
Private loans, net of allowance	5,167	855
Policy loans	276	390
Deposit assets	6,026
Other invested assets, excluding derivatives and separately managed accounts	231	12
Policyholders’ account balances – investment contracts, excluding embedded derivative	79,383	14,097
Corporate and subsidiary borrowings	4,371	3,185
Notes payable	189	174
Recurring | Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	12,426	5,962
Private loans, net of allowance	5,204	1,198
Policy loans	276	390
Deposit assets	6,165
Other invested assets, excluding derivatives and separately managed accounts	637	12
Total financial assets	24,708	7,562
Policyholders’ account balances – investment contracts, excluding embedded derivative	79,383	21,627
Corporate and subsidiary borrowings	4,351	3,569
Notes payable	189	174
Total financial liabilities	83,923	25,370
Recurring | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	12,240	5,683
Private loans, net of allowance	5,320	855
Policy loans	276	390
Deposit assets	6,026
Other invested assets, excluding derivatives and separately managed accounts	639	12
Total financial assets	24,501	6,940
Policyholders’ account balances – investment contracts, excluding embedded derivative	79,383	20,098
Corporate and subsidiary borrowings	4,371	3,567
Notes payable	189	174
Total financial liabilities	$ 83,943	$ 23,839